Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

September 6, 2017

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Ivy Funds – Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

File Nos.: 333-219593

Dear Sir or Madam:

In connection with the registration by Ivy Funds (the “Registrant”), an investment company registered under the Investment Company Act of 1940, as amended, of an indefinite number of its securities under the Securities Act of 1933, as amended (“1933 Act”), we are transmitting herewith the Registrant’s pre-effective amendment no. 1 to the registration statement on Form N-14 (the “Amendment”). This Amendment is being filed in connection with the registration of Class A, Class B, Class C and Class I shares of the Ivy Core Equity Fund, Ivy Dividend Opportunities Fund, Ivy Energy Fund, Ivy Tax-Managed Fund, Ivy Value Fund, Ivy Bond Fund, Ivy Global Bond Fund, Ivy Government Securities Fund and Ivy Municipal Bond Fund (the “Ivy Funds”), each a series of the Registrant, that will be issued to shareholders of a corresponding series of the Waddell & Reed Advisors Funds, the Waddell & Reed Advisors (“WRA”) Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, WRA Value Fund, WRA Bond Fund, WRA Global Bond Fund, WRA Government Securities Fund and WRA Municipal Bond Fund (the “WRA Funds”), in connection with a transfer of substantially all of the assets of the WRA Funds to the corresponding IVY Funds, pursuant to an Agreement and Plan of Reorganization included in the Registration Statement .

The purpose of the filing is to respond comments from Mr. Jim O’Connor and Mr. Jeff Long, both members of the staff of the Securities and Exchange Commission, to incorporate by reference to the definitive versions of the Ivy Bond Fund’s and Ivy Government Securities Fund’s prospectus and statement of additional information dated September 1, 2017 of the Registrant, to update the financial highlights tables for the WRA Core Investment Fund, WRA Dividend Opportunities Fund, WRA Energy Fund, WRA Tax-Managed Equity Fund, and WRA Value Fund to include information for the fiscal year ended June 30, 2017, and incorporate by reference such Funds’ Annual Report dated June 30, 2017, and to make other non-material changes. The Registrant has previously registered an indefinite number of its shares under the 1933 Act pursuant to an election under Rule 24f-2. No filing fee is, therefore, due at this time.

Filed concurrently with the Amendments is a request from the Registrant and its principal underwriter that the effectiveness of the Registration Statement on N-14 as amended by the Amendment be accelerated to Wednesday, September 6, 2017 or as soon as practicable thereafter.

If you have any questions or comments regarding this filing, please telephone me at (215) 564-8104, or in my absence, please contact Ken Greenberg at (215) 564-8149.

Very truly yours,

/s/ Amy G. Smith
Amy G. Smith, Esq.